S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 01, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Norman Cerny	Guru App Factory Corp.	Investment Director
Nikola Miletic	Torridge Business Consulting Ltd	Senior Financial Director
Yang Tang	QStarLabs	Chief Executive Officer
	Arch Indices Corporation	Chief Executive Officer
John C. General	Moody’s	Vice President, Revenue Accounting
	Zhongchao Inc. (Nasdaq: ZCMD)	Director
	SL Bio	Director
Kevin Dean Vassily	Zhongchao Inc. (Nasdaq: ZCMD)	Independent Director
	Tungray Technologies Inc. (Nasdaq: TRSG)	Independent Director
	Autozi Internet Technology (Global) Ltd. (Nasdaq: AZI)	Independent Director
	CTW Cayman	Independent Director
	Thunder Power Holdings Limited (Nasdaq: AIEV)	Independent Director
	Denali Capital Acquisition Corp. (Nasdaq: DECA)	Independent Director
	Aimfinity Investment Corp. I (Nasdaq: AIMA)	Independent Director

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the letter agreement that our Sponsor, directors and officers have entered into with us, each of them has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earliest of (A) 180 days after the completion of our initial business combination; (B) the date following the completion of our initial business combination on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading-day period commencing at least 150 days after the completion of our initial business combination; and (C) the date on which we complete a liquidation, merger, share exchange, reorganization or similar transaction following our initial business combination that results in all public shareholders having the right to exchange their ordinary shares for cash, securities or other property.	NC Fortune Global Limited, our directors and officers, and any permitted transferees that become subject to the letter agreement	Transfers are permitted: (a) among the Sponsor and the Sponsor’s officers, directors, members, shareholders, partners, employees, affiliates and immediate family members of any of the foregoing, and to the officers, directors, advisors and consultants of the Company and to the underwriters; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon the death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the Combination Period, or in connection with the consummation of the initial business combination, in each case at prices no greater than the price at which the securities were originally purchased; (g) by virtue of the laws of the British Virgin Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of the initial business combination; (i) in the event of the Company’s liquidation prior to the completion of the initial business combination; or (j) in connection with a liquidation, merger, share exchange or other similar transaction following the completion of the initial business combination that results in all public shareholders having the right to exchange their ordinary shares for cash, securities or other property; provided that, in the case of clauses (a) through (g), the transferee agrees in writing to be bound by the transfer restrictions and other obligations contained in the letter agreement.

Private Placement Units and underlying securities	30 days after the completion of our initial business combination	NC Fortune Global Limited	Same as above.

Any units, ordinary shares or any other securities convertible into, exercisable for or exchangeable for ordinary shares	180 days from the date of this prospectus	NC Fortune Global Limited and certain directors and officers	We, our Sponsor and our officers and directors have agreed that, during the period commencing on the date of this prospectus and ending 180 days thereafter, they will not, without the prior written consent of Kingswood Capital Partners, LLC, offer, pledge, sell, contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, ordinary shares or any securities convertible into, exercisable for or exchangeable for ordinary shares, subject to certain exceptions set forth in the underwriting agreement. In addition, our Sponsor, officers and directors have agreed to enter into customary lock-up agreements in favor of Kingswood Capital Partners, LLC containing substantially similar restrictions. These restrictions are in addition to the separate transfer restrictions applicable to the founder shares and private placement units described above.